UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Keith A. C. Swinley

c/o Martin Currie, Inc.

Saltire Court

20 Castle Terrace

Edinburgh

Scotland EH1 2ES

Copy to:

Lorraine McFarlane

c/o Martin Currie, Inc.

Saltire Court

20 Castle Terrace

Edinburgh

Scotland EH1 2ES

(Name and address of agent for service)

Registrant's telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2006

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MARTIN CURRIE BUSINESS TRUST

TABLE OF CONTENTS

Page

Schedules of Investments

MCBT Opportunistic EAFE Fund	4
MCBT Global Emerging Markets Fund	10
MCBT Japan Mid Cap Fund	16
MCBT Pan European Mid Cap Fund	19

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2006 (Unaudited)

		US$
	Shares	Value (a)
COMMON STOCKS AND WARRANTS † - 98.4%
AUSTRALIA - 1.5%
Oxiana Limited*	218,445	$334,585
TOTAL AUSTRALIA - (Cost $323,516)		334,585

TOTAL AUSTRALIA - (Cost $323,516)		334,585

EUROPE - 60.8%
AUSTRIA - 1.4%
OMV	4,638	327,725
TOTAL AUSTRIA - (Cost $148,481)		327,725

BELGIUM - 1.8%
KBC Groupe	4,126	414,383
TOTAL BELGIUM - (Cost $326,212)		414,383

FRANCE - 7.4%
Alstom*	4,575	347,735
LVMH Moet Hennessy Louis Vuitton	3,706	334,373
Safran SA	13,574	358,589
Vallourec	915	641,544
TOTAL FRANCE - (Cost $1,114,711)		1,682,241

GERMANY - 6.7%
Commerzbank AG	11,555	393,009
Fresenius Medical Care AG & Co	3,147	335,486
Muenchener Rueckversicherungs-Gesellschaft	2,246	304,936
RWE	5,981	492,903
TOTAL GERMANY - (Cost $1,267,710)		1,526,334

GREECE - 3.8%
Hellenic Telecommunications Organization SA (OTE)*	9,643	223,105
National Bank of Greece	8,415	387,750
Titan Cement	5,529	243,212
TOTAL GREECE - (Cost $687,407)		854,067

IRELAND - 1.6%
Anglo Irish Bank	22,611	356,910
TOTAL IRELAND - (Cost $194,040)		356,910

ITALY - 3.3%
Capitalia S.P.A	45,912	296,523
UniCredito Italiano*	64,313	459,131
TOTAL ITALY - (Cost $613,564)		755,654

		US$
	Shares	Value (a)
COMMON STOCKS AND WARRANTS † - Continued
EUROPE - Continued

NETHERLANDS - 2.0%
Philips Electronics*	13,610	$459,431
TOTAL NETHERLANDS - (Cost $353,239)		459,431

NORWAY - 1.1%
Petroleum Geo-Services*	7,012	251,912
TOTAL NORWAY - (Cost $195,454)		251,912

SPAIN - 1.6%
Banco Bilbao Vizcaya Argentaria	18,092	365,382
TOTAL SPAIN - (Cost $192,843)		365,382

SWEDEN - 5.8%
SKF, Series B*	29,227	409,881
Telefonaktiebolaget LM Ericsson, Series B	122,568	442,233
TeliaSonera	83,037	472,367
TOTAL SWEDEN - (Cost $1,142,069)		1,324,481

SWITZERLAND - 2.8%
ABB*	31,814	345,899
Swiss Reinsurance	3,728	277,169
TOTAL SWITZERLAND - (Cost $491,273)		623,068

UNITED KINGDOM - 19.5%
BHP Billiton	24,277	448,515
BP	68,471	823,434
GlaxoSmithKline	24,836	635,355
InterContinental Hotels Group	21,947	338,118
Old Mutual	112,371	384,823
Prudential	40,000	405,612
Royal Bank of Scotland Group	16,169	500,504
UBS	5,993	651,591
Wolseley	10,059	242,298
TOTAL UNITED KINGDOM - (Cost $3,619,455)		4,430,250

TOTAL EUROPE - (Cost $10,346,458)		13,371,839

		US$
	Shares	Value (a)
COMMON STOCKS AND WARRANTS † - Continued

JAPAN - 26.9%
Aeon	14,100	$371,416
Aeon Credit Service	3,800	340,139
Daito Trust Construction	6,200	290,695
Denso	11,300	397,843
Eisai	7,700	328,861
Honda Motor	5,100	289,553
JSR	14,600	434,372
Mitsui Sumitomo	28,000	343,719
Nomura Holdings	21,400	417,766
Onward Kashiyama	10,000	187,119
Orix	1,400	362,218
Shin-Etsu Chemical	6,400	363,906
Sumitomo Electric Industries	19,200	318,350
Sumitomo Mitsui Financial Group	44	513,874
Takeda Chemical Industries	6,700	379,251
THK	13,400	423,801
Tokyu	49,000	342,526
TOTAL JAPAN - (Cost $4,583,145)		6,105,409

LATIN AMERICA - 4.2%
BRAZIL - 4.2%
Petroleo Brasileiro, ADR	5,982	515,648
Unibanco - Uniao de Bancos Brasileiros, ADR	5,100	429,522
TOTAL BRAZIL - (Cost $547,527)		945,170

TOTAL LATIN AMERICA - (Cost $547,527)		945,170

OTHER AREAS - 0.9%
INDIA - 0.9%
Infosys Technologies Limited, ADR	2,741	209,056
TOTAL INDIA - (Cost $210,741)		209,056

TOTAL OTHER AREAS - (Cost $210,741)		209,056

PACIFIC BASIN - 4.1%
HONG KONG - 1.2%
Hutchison Whampoa	27,000	275,995
TOTAL HONG KONG - (Cost $250,633)		275,995

SOUTH KOREA - 1.2%
Kookmin Bank, ADR	3,332	265,694
TOTAL SOUTH KOREA - (Cost $198,576)		265,694

SINGAPORE - 1.9%
Singapore Petroleum	61,000	208,711
Singapore Telecommunications	137,000	214,524
TOTAL SINGAPORE - (Cost $407,883)		423,235

		US$
	Shares	Value (a)
COMMON STOCKS AND WARRANTS † - Continued
PACIFIC BASIN - Continued

TAIWAN - 1.8%
High Tech Computer	19,000	$403,396
TOTAL TAIWAN - (Cost $205,408)		403,396

TOTAL PACIFIC BASIN - (Cost $1,062,500)		1,368,319

TOTAL COMMON STOCKS AND WARRANTS - (Cost $17,073,887)		22,334,378

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.0%
Repurchase Agreement with State Street Bank and Trust, 2.500%, 02/01/2006 (b)	455,000	455,000
TOTAL SHORT-TERM INVESTMENT - (Cost $455,000)		455,000

RIGHTS - 0.0%
EUROPE - 0.0%
ITALY - 0.0%
3 Italia SpA	27	385
TOTAL ITALY - (Cost $0)		385

TOTAL EUROPE - (Cost $0)		385

TOTAL RIGHTS - (Cost $0) †		385

TOTAL INVESTMENTS - (Cost $17,528,887 **) - 100.4%		22,789,763
OTHER ASSETS LESS LIABILITIES - (0.4)%		(97,098)
NET ASSETS - 100.0%		$22,692,665

Notes to Schedules of Investments

*	Non-income producing security.

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust ("Trustees"), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At January 31, 2006, there were no fair valued securities in the Fund.

(b)	The repurchase agreement, dated 1/31/2006, due 2/1/2006 with repurchase proceeds of $455,032 is collateralized by United States Treasury Bond, 4.250% due 8/15/2015 with a market value of $468,177.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 0.8%, Auto Parts 1.8%, Automobiles 1.3%, Banks 20.4%, Banking and Insurance Serices 1.8%, Cement 1.1%, Chemicals 1.6%, Distribution Services 1.1%, Diversified 3.4%, Drugs & Health Care 5.9%, Electrical Equipment 1.4%, Electronics 3.6%, Hotel & Retaurants 1.5%, Engineering 1.5%, Financial Services 8.1%, Food & Beverages 1.5%, Industrial Machinery 3.4%, Insurance 6.2%, Medical Products 1.5%, Metal Processors & Fabricators 1.8%, Mining 3.5%, Oil Integrated 3.4%, Oil & Gas 5.1%, Oil Refining & Marketing .9%, Plastics 1.9%, Real Estate 1.3%, Retail Trade 1.6%, Software .9%, Steel Pipe & Tube 2.8%, Telecommunications Equipment 1.9%, Telecommunications Services 4.0% and Transportation 1.5%.

ADR	American Depositary Receipts

**

At January 31, 2006 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,344,917 and aggregate gross unrealized depreciation for all securities for which there was an excess of value over financial reporting cost was $84,039 and net appreciation for financial reporting purposes was $5,260,878. At January 31, 2006, aggregate cost for financial reporting purposes was $17,528,887.

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2006 (Unaudited)

		US$
	Shares	Value (a)
COMMON STOCKS AND WARRANTS † - 98.5%
AFRICA - 11.6%
SOUTH AFRICA - 11.6%
Bidvest Group*	255,231	$4,243,671
Edgars Consolidated Stores	988,637	5,751,209
FirstRand	2,871,464	9,169,540
Gold Fields	337,883	7,918,044
Impala Platinum Holdings	55,911	9,688,349
Lewis Group	566,376	4,978,164
Sasol	117,597	4,832,355
Telkom South Africa	271,427	6,674,251
TOTAL SOUTH AFRICA - (Cost $31,386,565)		53,255,583

TOTAL AFRICA - (Cost $31,386,565)		53,255,583

EUROPE - 17.4%
HUNGARY - 1.3%
OTP Bank, GDR, 144A	85,468	5,897,292
TOTAL HUNGARY - (Cost $1,304,703)		5,897,292

LUXEMBOURG - 3.0%
Bharti Tele-Ventures Unitary CW, expiring 8/10/07*#^	702,227	5,657,281
Tenaris S A, ADR	48,657	7,904,330
TOTAL LUXEMBOURG - (Cost $10,300,371)		13,561,611

POLAND - 2.2%
Bank Zachodni WBK	120,037	5,722,133
Polimex Mostostal Siedlce SA, *#	200,683	4,273,040
TOTAL POLAND - (Cost $3,882,871)		9,995,173

RUSSIA - 6.9%
JSC MMC Norilsk Nickel, ADR	53,371	4,776,705
LUKOIL, ADR	172,060	13,162,590
Mobile Telesystems, ADR	177,700	6,660,196
OAO Gazprom, ADR	64,914	5,556,638
ZAO Polyus Gold, *#	53,371	1,707,872
TOTAL RUSSIA - (Cost $14,497,291)		31,864,001

TURKEY - 4.0%
Arcelik	681,111	6,395,893
Turkiye Is Bankasi	702,399	6,383,028
Turkiye Vakiflar Bankasi T.A.O.*	894,739	5,556,122
TOTAL TURKEY - (Cost $9,871,955)		18,335,043

TOTAL EUROPE - (Cost $39,857,191)		79,653,120

		US$
	Shares	Value (a)
COMMON STOCKS AND WARRANTS † - Continued
LATIN AMERICA - 21.5%
BRAZIL - 15.2%
AES Tiete, A Shares#	232,138,000	$5,888,455
Banco Bradesco	124,000	4,877,034
Companhia Vale do Rio Doce, ADR	184,239	9,445,934
Cosan Sa Industria Comerico*	126,400	5,100,000
Lojas Renner	158,400	6,731,284
Obrascon Huarte Lain Brasil*	431,900	5,369,462
Petroleo Brasileiro, ADR	197,527	17,026,827
Tam*	207,500	4,971,745
Uniao de Bancos Brasileiros	591,300	9,957,471
TOTAL BRAZIL - (Cost $29,404,209)		69,368,212

MEXICO - 6.3%
Axtel SA de CV, 144A, ADR,*	241,200	4,223,412
Cemex, ADR	66,100	4,361,278
Corporacion GEO, Series B*	2,970,300	10,228,678
Grupo Financiero Banorte, Series O	4,253,768	10,145,967
TOTAL MEXICO - (Cost $15,682,583)		28,959,335

TOTAL LATIN AMERICA - (Cost $45,086,792)		98,327,547

MIDDLE EAST - 3.3%
ISRAEL - 3.3%
Bank Hapoalim	1,401,769	6,438,765
Makhteshim-Agan Industries	742,318	3,981,166
Teva Pharmaceutical Industries, ADR	111,700	4,761,771
TOTAL ISRAEL - (Cost $11,907,829)		15,181,702

TOTAL MIDDLE EAST - (Cost $11,907,829)		15,181,702

OTHER AREAS - 6.5%
INDIA - 5.0%
Bharat Heavy Electrical Unitary CW, expiring 1/23/08#^ 144A	131,616	5,359,759
Housing Development Finance	157,951	4,814,597
Oil & Natural Gas	254,612	7,137,792
Tata Consultancy SVS, Unitary CW, expiring 12/9/07#^	155,548	5,886,045
TOTAL INDIA - (Cost $16,576,121)		23,198,193

INVESTMENT COMPANIES - 1.5%
Taiwan Opportunities Fund Ltd., (b)#^	496,467	6,746,986
The China Heartland Fund Ltd., *#(b)^	16,206	61,745
TOTAL INVESTMENT COMPANIES - (Cost $5,087,808)		6,808,731

TOTAL OTHER AREAS - (Cost $21,663,929)		30,006,924

		US$
	Shares	Value (a)
COMMON STOCKS AND WARRANTS † - Continued
PACIFIC BASIN - 38.2%
CHINA - 1.1%
China Life Insurance*	4,910,000	$4,905,095
TOTAL CHINA - (Cost $3,629,049)		4,905,095

HONG KONG - 3.6%
China Mobile (Hong Kong)	1,435,000	6,982,856
CNOOC	7,031,000	5,891,076
PetroChina, H Shares	3,830,000	3,727,434
TOTAL HONG KONG - (Cost $12,882,503)		16,601,366

INDONESIA - 1.0%
PT Telekomunikasi Indonesia	6,716,500	4,515,897
TOTAL INDONESIA - (Cost $4,294,704)		4,515,897

SOUTH KOREA - 19.0%
CJ CGV	221,770	6,138,246
Daelim Industrial	97,540	8,089,151
Hana Financial Group, Inc.	104,737	5,135,604
Hana Tour Service	185,669	8,969,238
Hyundai Mobis	44,260	3,831,141
Inticube*	29	53
Kookmin Bank	60,340	4,791,421
LG Electronics	75,570	6,541,331
Locus, *#	7	47
Lotte Shopping Co. Ltd., GDR, 144A*	218,235	4,510,917
Samsung Electronics	33,321	25,561,126
Samsung Securities	98,370	5,384,270
Woori Finance Holdings	419,530	8,263,173
TOTAL SOUTH KOREA - (Cost $54,221,938)		87,215,718

TAIWAN - 11.4%
Cathay Financial Holding	2,784,000	5,179,575
High Tech Computer	394,000	8,365,154
Hon Hai Precision Industry	1,361,983	9,156,260
Kye Systems	1	1
MediaTek	388,000	3,876,239
Taiwan Green Point Enterprises	12	32
Taiwan Semiconductor Manufacturing	5,734,169	11,385,502
Vanguard International	6,604,374	4,470,926
Wistron*	3,917,000	5,205,356
Yuanta Core Pacific Securities	6,755,918	4,552,392
TOTAL TAIWAN - (Cost $40,474,977)		52,191,437

		US$
	Shares	Value (a)
COMMON STOCKS AND WARRANTS † - Continued
THAILAND - 2.1%
PTT, #	1,426,200	$9,598,366
TOTAL THAILAND - (Cost $7,934,180)		9,598,366

TOTAL PACIFIC BASIN - (Cost $123,437,351)		175,027,879

TOTAL COMMON STOCKS AND WARRANTS - (Cost $273,339,657)		451,452,755

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.0%
Repurchase Agreement with State Street Bank and Trust 2.500%, 02/01/2006(c)	$9,081,000	9,081,000

TOTAL SHORT-TERM INVESTMENT - (Cost $9,081,000)		9,081,000

TOTAL INVESTMENTS - (Cost $282,420,657**) - 100.5%		460,533,755
OTHER ASSETS LESS LIABILITIES - (0.5)%		(2,480,052)
NET ASSETS - 100.0%		$458,053,703

Notes to Schedules of Investments

*	Non-income producing security.

#	Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.

^	Security fair valued using methods determined in good faith by or at the direction of the Trustees (see note (a)).

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At January 31, 2006, fair valued securities in the Fund amounted to $23,711,817 or 5.2% of its net assets.

(b)

Martin Currie Investment Management Ltd., an affiliate of Martin Currie Inc., provides investment management services to the Taiwan Opportunities Fund Ltd. and The China Heartland Fund Ltd. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies. In May 2001, trading of shares of The China Heartland Fund Ltd. had been suspended pending liquidation of the entity.

(c)	The repurchase agreement, dated 1/31/2006, due 2/1/2006 with repurchase proceeds of $9,081,631 is collateralized by United States Treasury Bond, 4.375% due 8/15/2012 with a market value of $9,262,803.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Airlines 1.1%, Auto Parts 0.8%, Banks 10.8%, Building & Construction 2.7%, Chemicals 0.9%, Computers 5.0%, Construction 1.0%, Diversified 0.9%, Drugs & Health Care 1.0%, Electric Utilities 1.3%, Electronics 7.9%, Finance 4.9%, Financial Services 9.2%, Food & Beverages 1.1%, Gas Integral 1.2%, Homebuilders 2.2%, Household Appliances & Home Furnishing 1.1%, Household Products 1.4%, Insurance 2.2%, Investment Companies 1.5%, Manufacturing 1.7%, Metals 3.1%, Mining 4.2%, Motion Pictures & Services 1.3%, Oil Integrated 9.7%, Oil & Gas 3.7%, Public Thoroughfares 1.2%, Retail Apparel & Shoes 3.7%, Semi-Conductor Manufacturing Equipment 3.5%, Telecommunications 6.3% and Travel Services 2.0%.

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

**

At January 31, 2006 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $178,733,012 and aggregate gross unrealized depreciation for all securities for which there was an excess of value over financial reporting cost was $619,915 and net appreciation for financial reporting purposes was $178,113,097. At January 31, 2006, aggregate cost for financial reporting purposes was $282,420,660.

MCBT JAPAN MID CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2006 (Unaudited)

	Shares	US$ Value (a)
COMMON STOCKS AND CONVERTIBLE BONDS † - 99.1%
COMMON STOCKS - 98.3%
Air Water	115,000	$1,273,475
Aisin Seiki	84,600	3,129,994
Arnest One	56,600	1,430,621
Bank of Yokohama	267,000	2,162,312
Benesse	28,470	1,024,197
Credit Saison	36,800	1,650,126
Daicel Chemical Industries	111,000	899,885
Daihatsu Motor	97,655	1,107,209
Daiwa House Industry	91,000	1,528,238
Diamond City	39,600	1,927,591
Edion	109,100	2,590,201
Fullcast	154	628,839
Geo	482	1,692,886
Hisamitsu Pharmaceutical	9,128	231,497
Hitachi Systems & Services	64,500	1,732,023
Itochu	290,000	2,462,299
JSR	116,500	3,466,050
Kamigumi	234,000	2,064,618
Keio Electric Railway	355,000	2,166,830
Koyo Seiko	109,000	2,076,766
Kurita Water Industries	66,800	1,563,156
Lawson	58,000	2,304,079
Leopalace21	69,400	2,526,218
Mediceo Holdings Co Ltd	180,700	3,034,645
Miraial Co Ltd	4,300	455,275
Mitsubishi Securities	185,000	2,559,610
Mitsui Fudosan	106,000	2,231,959
Mitsui Mining & Smelting	403,000	3,188,134
Mizuno	230,000	1,645,028
Nifco	72,900	1,522,569
Nihon Dempa Kogyo Co Ltd	32,700	1,630,749
Nippon Sanso Co Ltd	282,000	2,139,551
Nipponkoa Insurance	260,000	2,200,929
Nitto Denko	13,600	1,151,255
NOK	71,300	2,188,142
Nomura Research Institute	12,800	1,483,995
NTN	82,000	652,197
Obayashi	272,000	2,186,573
OBIC	13,900	3,245,565
Onward Kashiyama	118,000	2,208,005
Ootoya	63,800	813,647
Orix	4,600	1,190,145

	Shares	US$ Value (a)
COMMON STOCKS AND CONVERTIBLE BONDS - Continued
COMMON STOCKS - Continued
Ryoyo Electro	45,900	$707,057
Sanwa Shutter	254,000	1,608,815
Sapporo Hokuyo Holdings	162	1,740,079
Shinko Securities Co Ltd	238,000	1,243,715
Skylark	103,800	1,652,057
Sumco	8,700	470,210
Sumitomo	89,534	1,225,029
Sumitomo Electric Industries	106,000	1,757,555
Sumitomo Rubber Industries	7,000	95,478
TAC	128,100	742,577
Taiheiyo Cement	493,000	1,996,292
THK	69,900	2,210,724
TIS	50,400	1,619,778
Tokyu Land	169,336	1,644,207
Toyota Tsusho	131,000	3,132,475
West Japan Railway	248	1,021,133
Yamaha Motor	62,900	1,613,989
Yokogawa Electric	116,500	2,209,731
Zeon	139,000	2,000,188
TOTAL COMMON STOCKS - (Cost $75,007,495)		106,058,172

	Principal Amount
CONVERTIBLE BONDS - 0.8%
Lopro, 0.01%, 10/22/2011 (b)	¥102,000,000	837,790
TOTAL CONVERTIBLE BONDS - (Cost $940,156)		837,790

TOTAL COMMON STOCKS AND CONVERTIBLE BONDS † - (Cost $75,947,651)		106,895,962

TOTAL INVESTMENTS - (Cost $75,947,651**) - 99.1%		106,895,962
OTHER ASSETS LESS LIABILITIES - 0.9%		1,020,560
NET ASSETS - 100.0%		$107,916,522

Notes to Schedules of Investments

(a)                                  The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At January 31, 2006, there were no fair valued securities in the Fund.

(b)                                 Zero coupon bond.

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 2.0%, Auto Parts 8.3%, Banks 3.6%, Building & Construction 5.4%, Business Services 0.6%, Chemicals 1.9%, Computer Services 1.5%, Computer Software 1.4%, Computers 0.4%, Computers & Business Equipment 4.6%, Construction 1.4%, Drugs & health Care 0.2%, Electric Utilities 2.0%, Electrical Equipment 1.6%, Electronics 2.6%, Financial Services 7.0%, General Trading 2.3%, Hotels & Restaurants 1.5%, Import & Export 4.0%, Industrial Gases 1.2%, Industrial Machinery 2.0%, Insurance 2.0%, Lease Rental Obligations 1.8%, Leisure Time 1.5%, Medical Products 2.8%, Metal Processors & Fabricators 0.6%, Metals 3.0%, Miscellaneous 2.0%, Real Estate 7.3%, Restaurants 0.8%, Retail 6.1%, School 1.6%, Tires & Rubber 5.2%, Transportation 5.5%. Warehousing & Harbor Transportation 1.9% and Water 1.4%.

¥                                         Par denominated in Japanese yen.

**                                  At January 31, 2006 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $31,211,608 and aggregate gross unrealized depreciation for all securities for which there was an excess of value over financial reporting cost was $263,301 and net appreciation for financial reporting purposes was $30,948,307. At January 31, 2006, aggregate cost for financial reporting purposes was $75,947,653.

MCBT PAN EUROPEAN MID CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2006 (Unaudited)

		US$
	Shares	Value (a)
COMMON STOCKS † - 95.5%
BERMUDA - 2.0%
Ship Finance International	123,909	$2,262,579
TOTAL BERMUDA - (Cost $2,479,200)		2,262,579

DENMARK - 6.8%
Carlsberg, B Shares	63,182	3,625,799
DSV	28,725	3,993,643
TOTAL DENMARK - (Cost $4,928,462)		7,619,442

FINLAND - 3.3%
YIT-Yhtyma (YIT)	77,139	3,676,303
TOTAL FINLAND - (Cost $3,358,867)		3,676,303

FRANCE - 7.2%
Air France- KLM	151,082	3,436,753
Vallourec	6,577	4,611,406
TOTAL FRANCE - (Cost $4,854,388)		8,048,159

GERMANY - 15.5%
Fresenius Medical Care AG & Co	34,679	3,696,957
Lanxess*	109,796	3,475,553
MAN AG*	69,559	3,997,168
MLP AG*	141,001	3,437,026
mobilcom AG*	104,633	2,731,069
TOTAL GERMANY - (Cost $14,249,965)		17,337,773

IRELAND - 3.6%
Anglo Irish Bank	256,438	4,047,821
TOTAL IRELAND - (Cost $1,310,395)		4,047,821

ITALY - 3.5%
Banca Popolare di Milano Scarl	322,310	3,963,547
TOTAL ITALY - (Cost $3,707,022)		3,963,547

NETHERLANDS - 13.2%
Buhrmann*	320,844	5,013,772
Euronext	86,979	5,353,325
Randstad Holding	86,029	4,359,239
TOTAL NETHERLANDS - (Cost $9,578,742)		14,726,336

NORWAY - 8.0%
Petroleum Geo-Services*	142,832	5,131,354
Prosafe	81,133	3,817,249
TOTAL NORWAY - (Cost $5,907,481)		8,948,603

		US$
	Shares	Value (a)
COMMON STOCKS † - Continued
SPAIN - 4.3%
Grupo Ferrovial	61,107	$4,774,541
TOTAL SPAIN - (Cost $2,345,473)		4,774,541

SWEDEN - 3.1%
Swedish Match	280,138	3,532,112
TOTAL SWEDEN - (Cost $3,376,134)		3,532,112

SWITZERLAND - 9.6%
Baloise Holdings	51,456	3,260,148
Phonak Holding	66,318	3,283,609
Société Générale de Surveillance*	4,462	4,184,706
TOTAL SWITZERLAND - (Cost $8,443,335)		10,728,463

UNITED KINGDOM - 15.4%
British Energy Group PLC*	292,808	3,177,520
Collins Stewart Tullett	424,954	4,898,832
Investec PLC	66,692	3,339,856
London Stock Exchange	269,296	3,485,287
United Business Media	196,432	2,276,681
TOTAL UNITED KINGDOM - (Cost $13,084,493)		17,178,176

TOTAL COMMON STOCKS † - (Cost $77,623,957)		106,843,855

PREFERRED STOCKS † - 3.6%
GERMANY - 3.6%
ProSiebenSat.1 Media	175,056	3,999,121
TOTAL GERMANY - (Cost $2,407,855)		3,999,121

TOTAL PREFERRED STOCKS † - (Cost $2,407,855)		3,999,121

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement with State Street Bank and Trust, 2.500%, 02/01/2006(b)	$358,000	358,000

TOTAL SHORT-TERM INVESTMENT - (Cost $358,000)		358,000

TOTAL INVESTMENTS - (Cost $80,389,812**) - 99.4%		111,200,976
OTHER ASSETS LESS LIABILITIES - 0.6%		616,702
NET ASSETS - 100.0%		$111,817,678

Notes to Schedules of Investments

*	Non-income producing security.

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. At January 31, 2006, there were no fair valued securities in the Fund.

(b)	The repurchase agreement, dated 1/31/2006, due 2/1/2006 with repurchase proceeds of $358,025 is collateralized by United States Treasury Bond, 4.250% due 8/15/2015 with a market value of $368,565.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Airlines 3.1%, Banks 7.2%, Brewery 3.2%, Building and Construction 7.6%, Chemicals 3.1%, Commercial Services 3.7%, Electric Utilities 2.8%, Finance 3.1%, Financial Services 15.2%, Human Resources 3.9%, Insurance 2.9%, Manufacturing 3.6%, Medical Products 6.2%, Multi Media 3.6%, Office Furnishings & Supplies 4.5%, Oilfield Services 8.0%, Publishing 2.0%, Steel Pipe Tube 4.1%, Telecommunications Services 2.4%, Tobacco 3.2%, Transportation 3.6% and Transport Services 2.0%.

**

At January 31, 2006 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $31,170,880 and aggregate gross unrealized depreciation for all securities for which there was an excess of value over financial reporting cost was $359,716 and net appreciation for financial reporting purposes was $30,811,164. At January 31, 2006, aggregate cost for financial reporting purposes was $80,389,813.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)  that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President
	Date:	March 23, 2006

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 23, 2006	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: March 23, 2006	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3 (i)    Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3 (ii)   Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.